Fees Summary	May 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,877,000
Previously Paid Amount	0.00
Total Fee Amount	5,645.87
Total Offset Amount	0.00
Net Fee	5,645.87
Narrative - Max Aggregate Offering Price	$ 36,877,000
Final Prospectus	true